Leases	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Leases [Abstract]
Leases

NOTE 7 – LEASES

On December 30, 2018, the Company adopted ASC 842 using the modified retrospective transition approach allowed under ASU 2018-11 which releases companies from presenting comparative periods and related disclosures under ASC 842 and requires a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company has elected to apply the short-term lease exception to all leases of one year or less. As of September 26, 2020, as a result of the adoption of ASC 842, we have recorded a right of use (“ROU”) lease asset of approximately $3,310 with a corresponding lease liability of approximately $3,341 based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

Quantitative information regarding the Company’s leases for the period ended September 26, 2020 is as follows:

Lease Cost	Classification	Q3 2020 YTD
Operating lease cost	SG&A Expenses	1,302

Other information
Weighted average remaining lease term (years)	3.6
Weighted average discount rate	6.3%

Future Lease Payments
2020	$362
2021	1,124
2022	590
2023	329
2024	321
Thereafter	1,143
$3,869
Less: Imputed Interest	528
3,341

Leases - Current	1,194
Leases - Non Current	2,147

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

NOTE 11 – LEASES

On December 30, 2018, the Company adopted ASC 842 using the modified retrospective transition approach allowed under ASU 2018-11 which releases companies from presenting comparative periods and related disclosures under ASC 842 and requires a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company has elected to apply the short-term lease exception to all leases of one year or less. In Fiscal 2019, as a result of the adoption of ASC 842, we have recorded a right of use (“ROU”) lease asset of approximately $4,888 with a corresponding lease liability of approximately $4,980 based on the present value of the minimum rental payments of such leases. The Company’s finance leases are immaterial both individually and in the aggregate.

Quantitative information regarding the Company’s leases for Fiscal 2019 is as follows:

Lease Cost	Classification	Fiscal 2019
Operating lease cost	SG&A Expenses	1,732

Other information
Weighted average remaining lease term (years)	3.7
Weighted average discount rate	6.45%

Future Lease Payments
2020	$1,825
2021	1,443
2022	594
2023	329
2024	321
Thereafter	1,143
$5,655
Less: Imputed Interest	675
$4,980

Leases – Current	$1,797
Leases - Non current	$3,183

As most of the Company’s leases do not provide an implicit rate, we use the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the Right of Use Asset and associated lease liability that was appropriately stated in all material respects.